John Hancock
Hedged Equity & Income Fund
Quarterly portfolio holdings 3/31/2022

Fund’s investments
As of 3-31-22 (unaudited)
	Shares	Value
Common stocks 95.9%		$153,041,000
(Cost $147,239,312)
Communication services 7.3%		11,707,669
Diversified telecommunication services 4.5%
AT&T, Inc.	24,217	572,248
BT Group PLC	45,170	107,699
Deutsche Telekom AG	34,782	647,784
Hellenic Telecommunications Organization SA	50,971	921,664
Koninklijke KPN NV	440,195	1,527,467
KT Corp.	3,904	114,350
Magyar Telekom Telecommunications PLC	23,212	28,195
Orange SA	9,371	110,950
Swisscom AG	1,112	668,096
Telefonica Brasil SA	8,202	92,493
Telenor ASA	27,936	400,868
Telkom Indonesia Persero Tbk PT	157,294	50,043
Turk Telekomunikasyon AS	70,215	49,811
Verizon Communications, Inc.	38,047	1,938,114
Entertainment 0.2%
DeNA Company, Ltd.	4,250	64,563
Nintendo Company, Ltd.	415	209,476
Interactive media and services 0.0%
VK Company, Ltd., GDR (A)(B)	6,271	2,370
Media 1.5%
Comcast Corp., Class A	26,234	1,228,276
Criteo SA, ADR (B)	754	20,539
Fuji Media Holdings, Inc.	2,855	27,339
Metropole Television SA	3,434	67,729
Nippon Television Holdings, Inc.	5,360	55,729
Omnicom Group, Inc.	5,771	489,842
Paramount Global, Class B	1,238	46,809
RTL Group SA	1,672	92,701
Television Francaise 1	7,903	76,638
The Interpublic Group of Companies, Inc.	4,466	158,320
TV Asahi Holdings Corp.	3,570	43,911
WPP PLC	12,493	163,509
Zee Entertainment Enterprises, Ltd.	4,466	16,851
Wireless telecommunication services 1.1%
America Movil SAB de CV, Series L, ADR	2,906	61,462
KDDI Corp.	23,500	770,486
Mobile TeleSystems PJSC, ADR (A)	4,925	11,377
MTN Group, Ltd.	1,907	24,675
PLDT, Inc.	18,643	665,373
SK Telecom Company, Ltd.	2,519	117,784
Turkcell Iletisim Hizmetleri AS	27,277	41,888
VEON, Ltd., ADR (B)	29,643	20,240
Consumer discretionary 5.4%		8,572,869
Auto components 0.4%
Continental AG (B)	964	69,105
Hankook Tire & Technology Company, Ltd.	2,064	56,987
Hyundai Mobis Company, Ltd.	440	77,550
NOK Corp.	5,825	54,311
2	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Consumer discretionary (continued)
Auto components (continued)
Stanley Electric Company, Ltd.	1,670	$31,575
Sumitomo Electric Industries, Ltd.	8,020	95,336
Sumitomo Rubber Industries, Ltd.	1,950	17,867
Tachi-S Company, Ltd.	2,880	23,357
Tokai Rika Company, Ltd.	4,310	52,819
Toyoda Gosei Company, Ltd.	2,670	44,028
TS Tech Company, Ltd.	4,630	51,769
Unipres Corp.	4,540	26,092
Automobiles 1.5%
Astra International Tbk PT	208,611	95,394
Bayerische Motoren Werke AG	211	18,234
Dongfeng Motor Group Company, Ltd., H Shares	102,896	76,969
Ford Motor Company	9,229	156,062
Great Wall Motor Company, Ltd., H Shares	2,611	4,098
Hero MotoCorp, Ltd.	1,005	30,199
Honda Motor Company, Ltd.	7,870	223,082
Isuzu Motors, Ltd.	69,722	900,670
Kia Corp.	362	21,926
Mercedes-Benz Group AG	1,473	103,389
Mitsubishi Motors Corp. (B)	8,370	22,480
Nissan Motor Company, Ltd. (B)	17,690	78,602
Renault SA (B)	2,487	65,010
Subaru Corp.	5,620	89,262
Toyota Motor Corp.	25,405	458,255
Diversified consumer services 0.0%
Benesse Holdings, Inc.	380	6,972
Hotels, restaurants and leisure 1.0%
Darden Restaurants, Inc.	2,777	369,202
McDonald’s Corp.	1,583	391,444
OPAP SA	19,726	287,137
Sands China, Ltd. (B)	187,200	445,345
Starbucks Corp.	1,901	172,934
Household durables 0.5%
Coway Company, Ltd.	1,215	68,485
Electrolux AB, Series B	6,226	94,215
Garmin, Ltd.	3,901	462,698
Nikon Corp.	5,755	61,452
Persimmon PLC	5,398	151,367
Tamron Company, Ltd.	710	13,793
Internet and direct marketing retail 0.0%
ASKUL Corp.	3,300	43,318
Leisure products 0.2%
Bandai Namco Holdings, Inc.	2,736	207,469
Hasbro, Inc.	1,122	91,914
Multiline retail 0.1%
Target Corp.	803	170,413
Specialty retail 1.6%
Adastria Company, Ltd.	1,910	29,949
CECONOMY AG	9,121	34,373
Industria de Diseno Textil SA	32,742	713,938
Kingfisher PLC	14,177	47,318
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	3

	Shares	Value
Consumer discretionary (continued)
Specialty retail (continued)
Shimamura Company, Ltd.	970	$86,212
The Home Depot, Inc.	4,309	1,289,813
USS Company, Ltd.	14,065	236,343
Xebio Holdings Company, Ltd.	4,605	35,592
Textiles, apparel and luxury goods 0.1%
Sanyo Shokai, Ltd. (B)	1,690	10,525
The Swatch Group AG, Bearer Shares	216	61,241
VF Corp.	122	6,937
Yue Yuen Industrial Holdings, Ltd. (B)	23,639	38,042
Consumer staples 7.4%		11,714,267
Beverages 0.7%
Anadolu Efes Biracilik Ve Malt Sanayii AS	19,861	36,298
Coca-Cola Icecek AS	6,046	48,188
Embotelladora Andina SA, Series B, ADR	4,557	61,998
Kirin Holdings Company, Ltd.	4,920	73,488
PepsiCo, Inc.	3,188	533,607
The Coca-Cola Company	5,692	352,904
Food and staples retailing 0.2%
Atacadao SA	6,878	32,533
Carrefour SA	4,387	95,470
J Sainsbury PLC	23,957	79,292
Marks & Spencer Group PLC (B)	8,330	16,813
Sysco Corp.	1,191	97,245
Food products 2.6%
Archer-Daniels-Midland Company	1,941	175,195
Astral Foods, Ltd.	3,149	32,638
General Mills, Inc.	3,923	265,666
Kellogg Company	16,115	1,039,256
Mondelez International, Inc., Class A	7,053	442,787
Nestle SA	8,340	1,084,356
Nestle SA, ADR	532	69,213
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	95,056	9,348
Sime Darby Plantation BHD	541,502	638,683
The J.M. Smucker Company	570	77,184
The Kraft Heinz Company	4,749	187,063
Ulker Biskuvi Sanayi AS	20,496	21,391
WH Group, Ltd. (C)	26,083	16,379
Household products 1.5%
Colgate-Palmolive Company	2,232	169,253
Kimberly-Clark Corp.	2,710	333,764
The Clorox Company	710	98,711
The Procter & Gamble Company	11,131	1,700,817
Unilever Indonesia Tbk PT	430,661	109,523
Personal products 0.2%
Unilever PLC	1,979	89,852
Unilever PLC, ADR	3,521	160,452
Tobacco 2.2%
Altria Group, Inc.	14,522	758,775
British American Tobacco PLC	8,720	366,215
KT&G Corp.	3,002	199,723
Philip Morris International, Inc.	23,847	2,240,187
4	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Energy 5.5%		$8,775,052
Energy equipment and services 0.0%
Fugro NV (B)	3,537	42,338
Trican Well Service, Ltd. (B)	8,979	26,718
Oil, gas and consumable fuels 5.5%
ARC Resources, Ltd.	4,334	58,034
BP PLC	57,340	281,102
Cameco Corp.	3,292	95,878
Chevron Corp.	2,403	391,280
Coal India, Ltd.	117,269	282,127
ConocoPhillips	4,296	429,600
Ecopetrol SA, ADR	37,136	690,730
Enbridge, Inc.	28,904	1,330,580
Eni SpA	13,632	198,798
Exxon Mobil Corp.	8,103	669,227
Foresight Energy LLC (B)	191	3,048
Gazprom PJSC, ADR (New York Stock Exchange) (A)	26,113	12,064
Inpex Corp.	9,830	115,575
Japan Petroleum Exploration Company, Ltd.	1,915	40,332
LUKOIL PJSC, ADR (A)	339	991
Oil & Natural Gas Corp., Ltd.	18,325	39,371
Phillips 66	972	83,971
Pioneer Natural Resources Company	1,481	370,294
Shell PLC	15,738	431,358
Surgutneftegas PJSC, ADR (London Stock Exchange) (A)	8,897	2,313
TC Energy Corp.	25,730	1,451,204
The Williams Companies, Inc.	10,244	342,252
TotalEnergies SE	25,933	1,312,197
Ultrapar Participacoes SA	18,716	55,625
YPF SA, ADR (B)	3,736	18,045
Financials 22.2%		35,475,936
Banks 8.5%
ABN AMRO Bank NV (C)	6,875	87,793
AIB Group PLC	29,301	64,539
Banco Santander Chile, ADR	28,921	653,325
Bank Mandiri Persero Tbk PT	194,867	106,877
Bank of America Corp.	37,598	1,549,790
Bank of Ireland Group PLC (B)	14,098	89,651
BNP Paribas SA	2,642	150,976
BPER Banca	26,335	45,932
CaixaBank SA	44,640	151,414
Canara Bank (B)	15,612	46,634
CIMB Group Holdings BHD	59,822	75,780
Dah Sing Financial Holdings, Ltd.	10,722	34,647
DGB Financial Group, Inc.	7,656	58,515
DNB Bank ASA	41,416	936,372
Erste Group Bank AG	2,289	83,472
Huntington Bancshares, Inc.	10,526	153,890
Industrial Bank of Korea	4,611	40,975
ING Groep NV	8,955	93,498
JPMorgan Chase & Co.	3,399	463,352
Kasikornbank PCL	17,152	82,783
Kasikornbank PCL, NVDR	11,619	56,078
KB Financial Group, Inc.	2,790	139,818
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	5

	Shares	Value
Financials (continued)
Banks (continued)
Krung Thai Bank PCL	1,527,535	$630,647
M&T Bank Corp.	911	154,415
Mitsubishi UFJ Financial Group, Inc.	166,879	1,031,502
Nordea Bank ABP (Nasdaq Stockholm Exchange)	57,716	594,013
Resona Holdings, Inc.	31,620	134,680
Royal Bank of Canada	11,147	1,227,271
Sberbank of Russia PJSC, ADR (A)	3,353	731
Shinhan Financial Group Company, Ltd.	4,032	136,962
Societe Generale SA	4,537	121,625
Standard Chartered PLC	114,758	761,764
Sumitomo Mitsui Financial Group, Inc.	3,000	94,765
Sumitomo Mitsui Trust Holdings, Inc.	3,490	113,581
Svenska Handelsbanken AB, A Shares	72,798	669,409
The Bank of Nova Scotia	19,736	1,414,507
The PNC Financial Services Group, Inc.	1,108	204,371
The Tochigi Bank, Ltd.	8,900	16,039
Truist Financial Corp.	12,458	706,369
Unicaja Banco SA (C)	58,048	60,334
UniCredit SpA	12,659	136,562
VTB Bank PJSC, GDR (A)	55,420	23,276
Woori Financial Group, Inc.	14,425	180,799
Capital markets 3.6%
Ares Management Corp., Class A	2,620	212,823
BlackRock, Inc.	530	405,010
CME Group, Inc.	3,471	825,612
GAM Holding AG (B)	3,515	4,340
Hargreaves Lansdown PLC	1,258	16,581
Ichiyoshi Securities Company, Ltd.	3,860	19,504
Invesco, Ltd.	4,696	108,290
Julius Baer Group, Ltd.	465	26,921
MarketAxess Holdings, Inc.	74	25,175
Morgan Stanley	4,690	409,906
Nomura Holdings, Inc.	9,143	38,453
Partners Group Holding AG	32	39,622
SBI Holdings, Inc.	24,385	615,254
T. Rowe Price Group, Inc.	4,577	691,997
The Blackstone Group, Inc.	6,088	772,811
The Carlyle Group, Inc.	704	34,433
UBS Group AG	75,207	1,469,643
Consumer finance 0.0%
Provident Financial PLC (B)	11,741	47,164
Diversified financial services 0.1%
FirstRand, Ltd.	27,550	145,413
G-Resources Group, Ltd. (B)	18,261	6,139
Insurance 9.9%
Admiral Group PLC	11,180	374,919
Ageas SA/NV	1,867	94,383
Allianz SE	1,032	246,450
Arthur J. Gallagher & Company	536	93,586
Assicurazioni Generali SpA	28,260	646,367
Aviva PLC	32,704	193,507
AXA SA	71,306	2,087,435
6	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance (continued)
Caixa Seguridade Participacoes S/A	38,931	$72,693
China Reinsurance Group Corp., H Shares	627,534	57,280
Chubb, Ltd.	2,174	465,019
CNP Assurances	26,691	642,571
Dai-ichi Life Holdings, Inc.	38,759	787,613
Gjensidige Forsikring ASA	31,290	775,905
Japan Post Holdings Company, Ltd.	81,376	597,645
Medibank Private, Ltd.	302,685	695,427
MetLife, Inc.	6,666	468,486
MS&AD Insurance Group Holdings, Inc.	3,670	119,157
Muenchener Rueckversicherungs-Gesellschaft AG	2,482	663,537
Old Mutual, Ltd.	84,507	79,521
Phoenix Group Holdings PLC	45,655	365,783
Powszechny Zaklad Ubezpieczen SA	5,826	46,638
Principal Financial Group, Inc.	1,433	105,197
Sanlam, Ltd.	211,750	1,042,450
SCOR SE	2,593	83,379
Swiss Life Holding AG	1,029	659,389
Swiss Re AG	2,416	229,989
T&D Holdings, Inc.	11,445	155,400
The Progressive Corp.	17,955	2,046,690
Tokio Marine Holdings, Inc.	19,100	1,111,490
Tongyang Life Insurance Company, Ltd.	5,110	27,768
Zurich Insurance Group AG	1,557	769,002
Mortgage real estate investment trusts 0.1%
Annaly Capital Management, Inc.	25,062	176,436
Health care 13.7%		21,850,728
Biotechnology 0.8%
AbbVie, Inc.	6,178	1,001,516
Amgen, Inc.	1,135	274,466
Health care equipment and supplies 1.1%
Abbott Laboratories	2,431	287,733
Becton, Dickinson and Company	327	86,982
Koninklijke Philips NV, NYRS	3,533	107,862
Medtronic PLC	11,193	1,241,863
Paramount Bed Holdings Company, Ltd.	2,330	37,887
Health care providers and services 0.7%
Alfresa Holdings Corp.	4,250	58,912
Cardinal Health, Inc.	2,098	118,957
CVS Health Corp.	4,283	433,482
Fresenius SE & Company KGaA	3,966	145,617
Netcare, Ltd.	50,905	56,039
UnitedHealth Group, Inc.	433	220,817
Health care technology 0.0%
AGFA-Gevaert NV (B)	6,682	26,793
Life sciences tools and services 0.0%
CMIC Holdings Company, Ltd.	1,290	16,111
Pharmaceuticals 11.1%
AstraZeneca PLC	10,883	1,443,226
AstraZeneca PLC, ADR	2,809	186,349
Bayer AG	9,850	673,731
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	7

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb Company	16,346	$1,193,748
Eisai Company, Ltd.	700	32,430
Eli Lilly & Company	1,529	437,860
GlaxoSmithKline PLC	249	5,388
Johnson & Johnson	20,680	3,665,119
Kissei Pharmaceutical Company, Ltd.	1,670	34,808
Merck & Company, Inc.	32,403	2,658,666
Novartis AG	19,890	1,746,173
Ono Pharmaceutical Company, Ltd.	5,650	141,619
Pfizer, Inc.	59,539	3,082,334
Roche Holding AG	3,662	1,448,913
Sanofi	7,702	787,449
Takeda Pharmaceutical Company, Ltd.	6,945	197,878
Industrials 10.1%		16,148,053
Aerospace and defense 2.4%
Austal, Ltd.	25,798	36,423
Babcock International Group PLC (B)	15,728	66,780
BAE Systems PLC	133,731	1,255,928
Dassault Aviation SA	511	80,696
General Dynamics Corp.	1,524	367,558
L3Harris Technologies, Inc.	889	220,890
Lockheed Martin Corp.	3,451	1,523,271
Northrop Grumman Corp.	97	43,380
Raytheon Technologies Corp.	2,388	236,579
Air freight and logistics 0.3%
bpost SA (B)	4,152	27,449
CH Robinson Worldwide, Inc.	1,329	143,147
PostNL NV	11,384	43,386
United Parcel Service, Inc., Class B	1,168	250,489
Yamato Holdings Company, Ltd.	2,770	51,744
Airlines 0.1%
easyJet PLC (B)	4,493	32,595
Japan Airlines Company, Ltd. (B)	4,420	82,403
Building products 0.3%
Cie de Saint-Gobain	3,132	186,355
Johnson Controls International PLC	3,361	220,381
Commercial services and supplies 0.2%
Aeon Delight Company, Ltd.	1,979	49,180
Prosegur Cia de Seguridad SA	18,289	39,646
Republic Services, Inc.	792	104,940
Toppan, Inc.	1,390	24,520
Waste Management, Inc.	689	109,207
Construction and engineering 1.5%
Chiyoda Corp. (B)	5,915	22,629
Implenia AG (B)	1,605	39,251
JGC Holdings Corp.	9,665	115,521
Skanska AB, B Shares	29,775	666,132
Vinci SA	15,248	1,557,928
Electrical equipment 0.4%
Cosel Company, Ltd.	4,060	26,697
Eaton Corp. PLC	1,763	267,553
8	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Industrials (continued)
Electrical equipment (continued)
Emerson Electric Company	357	$35,004
Hubbell, Inc.	979	179,911
Ushio, Inc.	2,510	37,158
Zumtobel Group AG	2,338	18,943
Industrial conglomerates 0.7%
3M Company	2,303	342,871
Honeywell International, Inc.	983	191,272
Keppel Corp., Ltd.	135,572	639,255
Machinery 1.3%
Caterpillar, Inc.	421	93,807
Daimler Truck Holding AG (B)	2,185	60,601
Hino Motors, Ltd.	10,810	63,193
Hisaka Works, Ltd.	2,660	17,270
Kone OYJ, B Shares	6,696	350,402
Makino Milling Machine Company, Ltd.	1,720	54,225
Mitsubishi Heavy Industries, Ltd.	1,505	49,403
OKUMA Corp.	1,260	52,179
PACCAR, Inc.	2,526	222,465
SKF AB, B Shares	5,160	84,139
Stanley Black & Decker, Inc.	398	55,636
Sumitomo Heavy Industries, Ltd.	3,280	75,164
THK Company, Ltd.	4,330	95,284
Volvo AB, B Shares	40,367	753,060
Marine 0.4%
A.P. Moller - Maersk A/S, Series B	146	438,725
D/S Norden A/S	403	14,062
Evergreen Marine Corp. Taiwan, Ltd.	32,498	151,056
Pacific Basin Shipping, Ltd.	76,062	40,726
Professional services 1.1%
Adecco Group AG	3,099	140,575
Bureau Veritas SA	30,301	863,907
Hays PLC	38,366	61,436
Pagegroup PLC	7,263	46,791
Randstad NV	10,733	645,642
SThree PLC	5,119	27,668
Road and rail 0.1%
Canadian National Railway Company	1,265	169,692
The Go-Ahead Group PLC (B)	2,003	21,568
Trading companies and distributors 1.3%
Mitsubishi Corp.	9,549	358,343
Mitsui & Company, Ltd.	5,796	157,334
Rexel SA	2,449	52,281
SIG PLC (B)	19,684	11,144
Sumitomo Corp.	40,544	702,168
Triton International, Ltd.	11,738	823,773
Transportation infrastructure 0.0%
Kamigumi Company, Ltd.	3,190	57,262
Information technology 9.4%		15,042,054
Communications equipment 1.3%
Cisco Systems, Inc.	33,225	1,852,626
Motorola Solutions, Inc.	148	35,846
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	9

	Shares	Value
Information technology (continued)
Communications equipment (continued)
Nokia OYJ (B)	24,359	$134,145
Electronic equipment, instruments and components 0.3%
Alps Alpine Company, Ltd.	5,310	52,280
Citizen Watch Company, Ltd.	7,785	32,987
Corning, Inc.	5,582	206,032
Enplas Corp.	350	7,744
Foxconn Technology Company, Ltd.	24,434	53,201
Hon Hai Precision Industry Company, Ltd.	22,998	84,445
Nichicon Corp.	2,210	21,168
Nippon Chemi-Con Corp. (B)	3,130	48,093
PAX Global Technology, Ltd.	29,186	23,852
IT services 1.3%
Automatic Data Processing, Inc.	1,258	286,245
Broadridge Financial Solutions, Inc.	1,399	217,838
Fidelity National Information Services, Inc.	1,063	106,746
IBM Corp.	4,031	524,111
Itochu Techno-Solutions Corp.	2,479	63,325
Mastercard, Inc., Class A	832	297,340
Paychex, Inc.	988	134,832
Sopra Steria Group SACA	126	23,340
The Western Union Company	6,407	120,067
Visa, Inc., Class A	1,561	346,183
Semiconductors and semiconductor equipment 5.2%
Analog Devices, Inc.	4,316	712,917
Applied Materials, Inc.	653	86,065
Broadcom, Inc.	1,124	707,760
Disco Corp.	665	185,959
Intel Corp.	18,656	924,591
KLA Corp.	854	312,615
Microchip Technology, Inc.	5,060	380,208
Miraial Company, Ltd.	1,900	26,986
NVIDIA Corp.	885	241,481
QUALCOMM, Inc.	2,245	343,081
Skyworks Solutions, Inc.	1,020	135,946
Taiwan Semiconductor Manufacturing Company, Ltd.	93,922	1,926,670
Texas Instruments, Inc.	12,123	2,224,328
Tokyo Seimitsu Company, Ltd.	745	29,444
Software 0.3%
Intuit, Inc.	683	328,414
Trend Micro, Inc.	2,909	169,880
Technology hardware, storage and peripherals 1.0%
Canon, Inc.	10,350	252,271
Catcher Technology Company, Ltd.	12,344	61,928
HP, Inc.	13,369	485,295
Maxell, Ltd.	4,180	40,922
Quadient SA	2,652	49,780
Samsung Electronics Company, Ltd.	11,328	648,222
Seagate Technology Holdings PLC	1,055	94,845
Materials 5.9%		9,427,120
Chemicals 0.8%
BASF SE	3,836	218,884
10	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Materials (continued)
Chemicals (continued)
China BlueChemical, Ltd., H Shares	77,426	$26,417
Dongyue Group, Ltd.	20,655	27,982
EMS-Chemie Holding AG	48	46,647
Kumho Petrochemical Company, Ltd.	234	29,656
LyondellBasell Industries NV, Class A	2,414	248,207
PPG Industries, Inc.	1,249	163,706
Yara International ASA	9,008	450,477
Construction materials 0.5%
CRH PLC	13,308	530,791
Holcim, Ltd. (B)	3,548	172,563
Imerys SA	1,251	53,673
Taiheiyo Cement Corp.	3,250	53,555
Vicat SA	1,116	37,824
Containers and packaging 0.1%
International Paper Company	3,170	146,296
Nampak, Ltd. (B)	44,955	10,504
Metals and mining 3.3%
African Rainbow Minerals, Ltd.	7,403	144,360
Anglo American Platinum, Ltd.	658	90,003
Anglo American PLC	3,093	160,719
Barrick Gold Corp.	5,457	133,833
BHP Group, Ltd.	18,053	695,898
BHP Group, Ltd. (London Stock Exchange)	8,285	321,283
Boliden AB	2,981	150,377
Centamin PLC	38,343	45,725
Centerra Gold, Inc.	5,656	55,603
Chubu Steel Plate Company, Ltd.	1,257	8,846
Eldorado Gold Corp. (B)	3,385	37,946
Endeavour Mining PLC	2,848	70,645
Harmony Gold Mining Company, Ltd., ADR	9,409	47,327
Impala Platinum Holdings, Ltd.	17,188	264,563
Kinross Gold Corp.	11,299	66,438
Korea Zinc Company, Ltd.	388	186,764
Kyoei Steel, Ltd.	3,770	41,102
Maruichi Steel Tube, Ltd.	2,860	64,464
Nakayama Steel Works, Ltd.	5,340	19,402
Neturen Company, Ltd.	3,740	18,012
Norsk Hydro ASA	2,579	25,057
Nucor Corp.	1,672	248,543
OceanaGold Corp. (B)	19,634	43,504
Resolute Mining, Ltd. (B)	32,168	7,997
Rio Tinto PLC	23,238	1,857,798
Rio Tinto PLC, ADR	1,011	81,284
Rio Tinto, Ltd.	4,104	366,898
Tokyo Steel Manufacturing Company, Ltd.	1,290	12,204
Yamato Kogyo Company, Ltd.	1,675	50,757
Yodogawa Steel Works, Ltd.	1,230	26,393
Paper and forest products 1.2%
Mondi PLC	31,641	615,032
Stora Enso OYJ, R Shares	33,093	649,199
UPM-Kymmene OYJ	18,434	601,962
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	11

	Shares	Value
Real estate 2.5%		$3,976,999
Equity real estate investment trusts 2.2%
Crown Castle International Corp.	1,410	260,286
Digital Realty Trust, Inc.	1,972	279,630
Extra Space Storage, Inc.	202	41,531
Gaming and Leisure Properties, Inc.	4,455	209,073
Iron Mountain, Inc.	3,027	167,726
Land Securities Group PLC	6,361	65,263
Medical Properties Trust, Inc.	57,352	1,212,421
Public Storage	957	373,498
Simon Property Group, Inc.	1,353	178,001
Stockland	134,472	426,142
The British Land Company PLC	9,283	64,274
Vornado Realty Trust	242	10,967
Welltower, Inc.	853	82,007
WP Carey, Inc.	1,235	99,837
Real estate management and development 0.3%
CK Asset Holdings, Ltd.	15,928	108,875
Mitsubishi Estate Company, Ltd.	7,100	105,722
Nexity SA	8,287	291,746
Utilities 6.5%		10,350,253
Electric utilities 3.9%
Alliant Energy Corp.	1,239	77,413
American Electric Power Company, Inc.	4,016	400,676
CEZ AS	5,461	229,052
Duke Energy Corp.	14,635	1,634,144
Edison International	12,216	856,342
Entergy Corp.	574	67,015
Exelon Corp.	26,784	1,275,722
FirstEnergy Corp.	1,451	66,543
Iberdrola SA	50,552	552,532
NextEra Energy, Inc.	964	81,660
Origin Energy, Ltd.	164,062	763,663
PPL Corp.	7,353	210,002
Gas utilities 0.1%
APA Group	3,611	28,700
Enagas SA	3,474	77,145
Naturgy Energy Group SA	4,012	120,197
Multi-utilities 2.4%
Centrica PLC (B)	40,527	42,393
CMS Energy Corp.	432	30,214
Consolidated Edison, Inc.	4,816	455,979
Dominion Energy, Inc.	4,237	360,018
DTE Energy Company	608	80,384
Engie SA	12,527	164,692
National Grid PLC	108,613	1,669,187
RWE AG	15,656	681,701
Sempra Energy	1,521	255,711
WEC Energy Group, Inc.	588	58,688
Water utilities 0.1%

Cia de Saneamento Basico do Estado de Sao Paulo	11,025	110,480
12	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value

Preferred securities 0.3%		$514,014
(Cost $484,313)
Consumer staples 0.0%		84,736
Household products 0.0%
Henkel AG & Company KGaA	1,266	84,736
Energy 0.2%		286,651
Oil, gas and consumable fuels 0.2%
Petroleo Brasileiro SA	40,800	286,651
Information technology 0.1%		123,113
Technology hardware, storage and peripherals 0.1%
Samsung Electronics Company, Ltd.	2,376	123,113
Materials 0.0%		19,514
Chemicals 0.0%

LG Chem, Ltd.	87	19,514
Exchange-traded funds 0.1%		$78,685
(Cost $85,293)
iShares Core MSCI EAFE ETF	1,132	78,685
Closed-end funds 0.0%		$61,604
(Cost $38,640)
Sprott Physical Uranium Trust (B)	4,090	61,604
Other equity investments 0.0%		$0
(Cost $240,553)
Allstar Co-Invest LLC (LLC Interest) (A)(B)(D)	236,300	0

	Rate (%)	Maturity date	Par value^	Value
Term loans (E) 0.1%				$95,547
(Cost $90,909)
Financials 0.1%				95,547
Diversified financial services 0.0%
Crown Finance US, Inc., 2018 USD Term Loan (3 month LIBOR + 2.500%)	3.506	02-28-25	621	490
Insurance 0.1%
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 3.000%)	3.267	04-25-25	96,250	95,057

	Par value^	Value
Escrow certificates 0.0%		$0
(Cost $194)
Texas Competitive Electric Holdings Company LLC (A)(B)	500,000	0
Short-term investments 0.4%		$700,000
(Cost $700,000)
Repurchase agreement 0.4%		700,000
Goldman Sachs Tri-Party Repurchase Agreement dated 3-31-22 at 0.300% to be repurchased at $700,006 on 4-1-22, collateralized by $122,168 Government National Mortgage Association, 3.000% - 3.500% due 3-15-42 to 8-20-46 (valued at $124,372) and $450,000 U.S. Treasury Bonds, 4.625% due 2-15-40 (valued at $589,628)	700,000	700,000

Total investments (Cost $148,879,214) 96.8%	$154,490,850
Other assets and liabilities, net 3.2%	5,124,577
Total net assets 100.0%	$159,615,427

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	13

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
NYRS	New York Registry Shares
(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to fund’s investments.
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
The fund had the following country composition as a percentage of net assets on 3-31-22:
United States	45.3%
Japan	8.2%
United Kingdom	7.2%
Switzerland	6.0%
France	5.6%
Canada	3.8%
Germany	2.3%
Australia	2.1%
Norway	1.6%
Netherlands	1.6%
Other countries	16.3%
TOTAL	100.0%
14	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro STOXX 50 Index Futures	145	Short	Jun 2022	$(5,901,457)	$(6,132,330)	$(230,873)
FTSE 100 Index Futures	22	Short	Jun 2022	(2,062,865)	(2,163,476)	(100,611)
MSCI EAFE Index Futures	101	Short	Jun 2022	(10,243,958)	(10,829,220)	(585,262)
MSCI Emerging Markets Index Futures	31	Short	Jun 2022	(1,631,153)	(1,744,525)	(113,372)
S&P/TSX 60 Index Futures	13	Short	Jun 2022	(2,684,029)	(2,739,239)	(55,210)
TOPIX Index Futures	11	Short	Jun 2022	(1,601,489)	(1,758,789)	(157,300)
						$(1,242,628)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	3,157,827	CAD	4,030,000	GSI	6/15/2022	—	$(65,188)
USD	7,559,703	EUR	6,746,000	DB	6/15/2022	$76,785	—
USD	2,417,323	EUR	2,162,000	MSI	6/15/2022	19,151	—
USD	4,516,886	GBP	3,366,000	DB	6/15/2022	96,422	—
USD	1,602,106	GBP	1,218,000	SSB	6/15/2022	2,545	—
USD	3,209,178	JPY	390,700,000	DB	6/15/2022	—	(6,055)
USD	1,427,031	JPY	163,800,000	MSI	6/15/2022	79,052	—
						$273,955	$(71,243)

Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

Derivatives Abbreviations
DB	Deutsche Bank AG
GSI	Goldman Sachs International
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	15

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of March 31, 2022, by major security category or type:
	Total value at 3-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$11,707,669	$4,628,343	$7,065,579	$13,747
Consumer discretionary	8,572,869	3,111,417	5,461,452	—
Consumer staples	11,714,267	8,796,610	2,917,657	—
Energy	8,775,052	6,013,438	2,746,246	15,368
Financials	35,475,936	13,441,454	22,010,475	24,007
Health care	21,850,728	14,997,754	6,852,974	—
Industrials	16,148,053	5,601,826	10,546,227	—
Information technology	15,042,054	11,105,412	3,936,642	—
Materials	9,427,120	1,343,332	8,083,788	—
Real estate	3,976,999	2,914,977	1,062,022	—
Utilities	10,350,253	6,020,991	4,329,262	—
16	|

	Total value at 3-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Preferred securities
Consumer staples	$84,736	—	$84,736	—
Energy	286,651	$286,651	—	—
Information technology	123,113	—	123,113	—
Materials	19,514	—	19,514	—
Exchange-traded funds	78,685	78,685	—	—
Closed-end funds	61,604	61,604	—	—
Term loans	95,547	—	95,547	—
Short-term investments	700,000	—	700,000	—
Total investments in securities	$154,490,850	$78,402,494	$76,035,234	$53,122
Derivatives:
Assets
Forward foreign currency contracts	$273,955	—	$273,955	—
Liabilities
Futures	(1,242,628)	$(1,242,628)	—	—
Forward foreign currency contracts	(71,243)	—	(71,243)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Restricted securities. The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at March 31, 2022:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Allstar Co-Invest LLC (LLC Interest)	8-1-11	$240,553	236,300	—	—	236,300	0.0%	$0
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
|	17